Flight Operation Expenses - Summary of Flight Operation Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Jet fuel costs	¥ 31,895	¥ 23,799	¥ 26,274
Flight personnel payroll and welfare	10,574	9,215	8,070
Aircraft operating lease charges	8,022	7,330	6,153
Air catering expenses	3,379	2,965	2,680
Civil Aviation Development Fund	2,720	2,565	2,482
Training expenses	1,184	1,120	1,003
Aircraft insurance	175	197	168
Others	5,029	4,270	3,582
Flight operation expenses	¥ 62,978	¥ 51,461	¥ 50,412